Funds For Institutions Series

FFI Institutional Tax-Exempt Fund

Supplement dated February 26, 2016 to the Prospectus and Summary Prospectus dated January 4, 2016 and the Statement of Additional Information dated January 4, 2016 (as amended February 25, 2016)

On January 25, 2016, FFI Institutional Tax-Exempt Fund (the “Fund”), a series of Funds For Institutions Series, reorganized into MuniCash of BlackRock Liquidity Funds. Accordingly, the Fund is no longer available for purchase.

Shareholders should retain this Supplement for future reference.

PRSAI-FFIS-ITE-0216SUP